Property plant and equipment net (Tables)	12 Months Ended
Dec. 31, 2022
Property plant and equipment net
Schedule of property, plant and equipment
	December 31,	December 31,
	2022	2021
Building	$4,831,806	$5,228,347
Machinery and Production equipment	1,214,709	1,307,356
Electronic equipment	193,652	203,305
Office equipment	49,899	48,440
Automobiles	292,251	545,006
Construction in progress	377,300	343,401
Subtotal	6,959,617	7,675,855
Less: Accumulated depreciation	(5,303,175)	(5,571,908)
Property, plant and equipment, net	$1,656,442	$2,103,947